DIGITAL ASSETS CONSIDERATION RECEIVABLE (Details) - USD ($)				6 Months Ended
	Mar. 20, 2026	Feb. 27, 2026	Nov. 27, 2023	Mar. 31, 2026	Sep. 30, 2025
DIGITAL ASSETS CONSIDERATION RECEIVABLE (Details) [Line Items]
Aggregate of ordinary shares (in Shares)			450,698
Price per share (in Dollars per share)			$ 0
Aggregate gross proceeds				$ 40,940,900
Digital assets				20,020,000	$ 0
Contractual transaction price fair value				20,020,000
Digital assets consideration receivable	$ 20,020,000			$ 20,020,000
Number of AWA coins	205,512.5
Total assets percent				30.10%
Securities Purchase Agreement [Member]
DIGITAL ASSETS CONSIDERATION RECEIVABLE (Details) [Line Items]
Aggregate of ordinary shares (in Shares)		40,040,000
Price per share (in Dollars per share)		$ 0.5
Aggregate gross proceeds		$ 20,020,000